Impairment of long-term assets	12 Months Ended
Dec. 31, 2017
Disclosure of Impairment on long term assets [Abstract]
Disclosure of impairment of assets [text block]
18.	Impairment of long-term assets

As mentioned in Note 4.12, each year the Group assesses whether there are indications of impairment of its assets or cash-generating units or whether an impairment loss recognized in previous periods may be reversed.

The impairment of our non-current assets includes expenses (or recovery) of impairment of property, plant and equipment and natural resources, investments in companies, goodwill and other non-current assets. The Group is exposed to future risks derived mainly from variations in: (i) the oil prices outlook, (ii) refining margins and profitability, (iii) cost profile, (iv) investments and maintenance expenses, (v) amounts of recoverable reserves, (vi) market and country risk assessments reflected in the discount rate, and (vii) changes in domestic and international regulations, among others.

Any change in the foregoing variables used to calculate the recoverable amount of a non-current asset can have a material effect on the recognition or either losses or recovery of impairment charges in the profit or loss statement. In our business segments highly sensitive variables can include, among others: (i) in the exploration and production segment, variations of the hydrocarbon prices outlook; (ii) in the refining segment, changes in product and crude oil prices, discount rate, refining margins, changes in environmental regulations, cost structure and the level of capital expenditures; and (iii) in the transport and logistics segment, changes in tariffs regulation and volumes transported.

Expense (recovery) for impairment

Based on impairment tests conducted by the Group, the following (recoveries) losses for impairment of long term assets for the years ended December 31, 2017, 2016 and 2015 are presented:

Expense (recovery of) impairment by segment	2017	2016	2015
Production and exploration	(183,718)	196,448	4,504,495
Refining and Petrochemicals	(1,067,965)	773,361	3,278,993
Transport and Logistics	(59,455)	(41,062)	81,387
	(1,311,138)	928,747	7,864,875

Recognized in:
Property, plant and equipment (Note 15)	(977,919)	561,738	4,144,754
Natural resources (Note 16)	(376,934)	239,151	2,865,076
Investment in joint ventures and associates (Note 14)	15,059	127,858	588,144
Other non-current assets	28,656	-	-
Goodwill	-	-	266,901
	(1,311,138)	928,747	7,864,875

18.1	Exploration and production segment

The expenses for (recovery of) asset impairment of the Exploration and Production segment for the years ended December 31 of 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Oilfields	(188,873)	68,590	3,649,451
Investment in joint ventures and associates (Note 14)	5,155	127,858	588,144
Goodwill	-	-	266,900
	(183,718)	196,448	4,504,495

18.1.1	Oilfields

In 2017, based on new market variables, incorporation of new reserves, Ecopetrol’s crude oil basket price discounts as compared to the ICE Brent crude price, available technical and operational information, there was a partial reversal of an impairment recognized in previous years for the oil fields that operate in Colombia CPO09, Casabe and Oripaya and in fields operated abroad Gunflint Dalmatian and K2, and an impairment in the Tibú, Underriver, Provincia and Orito fields.

In 2016, as a result of the revision of prospective oil prices in the long term, it was identified that some impairments recognized in previous years for oil fields could be recovered due to an improved future price scenarios. The main fields on which there was a recovery of impairment were Chichimene, Caño Sur, Apiay and Llanito. Similarly, the new technical information and operational aspects that gave rise to changes in investment levels caused an impairment in the Casabe, Tibú, Gunflint and Niscota fields.

The breakdown of the expenses for (recovery of) impairment of fields for the years ended December 31, 2017, 2016 and 2015 includes:

2017

Cash generating units	Carrying amount	Recoverable amount	Expense for (recovery of) impairment
Oil fields in Colombia
Expense	2,172,747	1,588,207	584,540
Recovery	13,229,212	23,906,828	(298,210)
Fields operated abroad
Recovery	748,510	1,324,010	(475,203)
			(188,873)

2016

Cash generating units	Carrying amount	Recoverable amount	Expense for (recovery of) impairment
Oil fields in Colombia
Expense	5,258,265	4,902,943	1,117,020
Recovery	17,502,391	36,704,807	(1,090,434)
Fields operated abroad
Expense	688,895	647,272	42,004
			68,590

2015

Cash generating units	Carrying amount	Recoverable amount	Expense for (recovery of) impairment
Oil fields in Colombia	10,323,500	7,645,665	2,430,923
Fields operated abroad	1,242,979	24,451	1,218,528
			3,649,451

The assumptions used in the model to determine the recoverable amount include:

-
The fair value less costs of disposal of the Exploration and Production segment assets was determined based on cash flows after tax derived from the business plans approved by Group's management, which are developed based on long-term macroeconomic policies and fundamental assumptions of supply and demand. The fair value category is level 3.

-	Balance of oil and gas reserves, in addition to proven reserves included in Note 34; probable and possible reserves were also considered, adjusted by different risk factors.

-
The real discount rate determined as the average weighted cost of capital of market participants (WACC) established for each company in the segment with rates ranging between 7.9% and 8.9% (2016 – 7.9% and 8.9%).

-
Oil price - Brent: The forecasts include US$52.9/barrel for 2018, US$72.5/barrel average for the next six years and US$81.9/barrel as of 2030. In 2016, the assumptions made used a price of US$56.8/ barrel in 2017, US $67.9/barrel average for the medium term and US$80/ barrel in the long term. International oil price projections were carried out by an independent agency specializing in oil and gas, which takes into account the current scenarios of oil quota agreements of the OPEC (Organization of Petroleum Exporting Countries) and the impact of the changes in specifications issued by the international agreement to prevent pollution by ships (Marpol) as of the year 2020 on crude and fuels with high sulfur content.

The aggregation of assets to identify the CGUs is consistent as compared to the previous period.

18.1.2	Investment in associates and joint ventures from Exploration and Production segment

Investments in associated companies and joint ventures in the segment are recorded through the equity method. Ecopetrol evaluates if there is any objective evidence to determine if the value of such investments has deteriorated in the period, especially those Companies that were acquired with goodwill.

As a result, Ecopetrol recognized an expense for (recovery of) impairment in the value of its investments in companies as of December 31, as follows:

	2017	2016	2015
Equion Energy Limited	42,744	81,155	172,528
Offshore International Group	(37,589)	46,703	415,616
Total	5,155	127,858	588,144

The assumptions used to determine the recoverable amount of the companies assessed are those described in Note 18.1.1, except for the use of a discount rate in real terms in 2017 for Equion Energía Limited of 8.2% (2016 - 8.9%) and for Offshore International Group of 8.6% (2016 - 8.0%).

In 2017, because of new market variables, new reserves, price differentials against reference indicators, and available technical and operational information, there was a recovery of an impairment recognized in previous years for Offshore International Group and Equion Energy.

For 2016, in spite of better forecasts of oil prices in the long term, there was an additional impairment in the investment in the Offshore International Group for the reversion to local authorities of some low-prospective success exploration blocks, high geological risk, and low economic viability with respect to a new price scenario.

18.2	Refining and Petrochemical segment

The Cash Generating Units with an expense for (recovery of) impairment in the Refining and Petrochemical segment for the years ended December 31 of 2017, 2016 and 2015 include:

2017

Cash generating units	Carrying amount	Recoverable amount	(Recovery) expense for impairment
Refinería de Cartagena	20,578,412	22,012,710	(1,434,298)
Refinería de Barrancabermeja (projects)	1,172,773	898,786	273,987
Bioenergy	757,741	665,395	92,346
	22,508,926	23,576,891	(1,067,965)

2016

Cash generating units	Carrying amount	Recoverable amount	Expenses for impairment
Refinería de Cartagena	21,672,367	21,206,515	465,852
Bioenergy	925,955	618,446	307,509
	22,598,322	21,824,961	773,361

2015

Cash generating units	Carrying amount	Recoverable amount	Expenses for impairment
Refinería de Cartagena	26,561,335	23,335,096	3,226,240
Bioenergy	642,139	589,386	52,753
	27,203,474	23,924,482	3,278,993

The aggregation of assets for identifying the CGUs is consistent across these periods.

18.2.1	Refinería de Cartagena

The recoverable amount of the Refinería de Cartagena was calculated based on the fair value less costs of disposal, which is higher than its value in continued use. The fair value less costs of disposal of the Refinería de Cartagena was determined based on cash flows after taxes that are derived from business plans approved by the Group's management, which are developed based on market prices provided by a third party expert, which considers long-term macroeconomic variables and fundamental supply and demand assumptions for crude and refined products. The fair value category is level 3.

The assumptions to determine the recoverable amount included: a) a gross refining margin determined by crude oil feedstock and products price outlook provided by an independent third party expert; b) an actual discount rate of 6.0% (2016 - 6.3%) determined under WACC methodology; c) current conditions or benefits, or similar, as an industrial user of goods and services of the free trade zone and during the validity of the license; d) level of costs and long-term operating expenses in line with international refinery standards of similar configuration and conversion capacity, e) refinery throughput and production, and f) level of continued investment.

In 2017, we recorded a partial reversal of the impairment recorded in previous periods primarily as a result of: a) an improved outlook in refining margins due to the ratification of the implementation of the International Convention for the Prevention of Pollution from Ships (Marpol) starting in 2020; b) a lower discount rate resulting from the application of WACC methodology; and c) operational and financial optimizations identified as part of the stabilization of the refinery.

In 2016, we recorded an impairment caused mostly by adjustment of operational variables based on what was that observed during the stabilization period, offset by a lower discount rate and better refining margins.

18.2.2	Refinería de Barrancabermeja

In compliance with the provisions of IAS 36 - Impairment of the value of assets, during 2017 the Refinería de Barrancabermeja recognized COP$273,987 for impairment, mainly related to the write off of certain management and financial capitalized balances associated with the suspended the modernization project of the Refinery. This suspension is in response to capital discipline criteria implemented to ensure the growth and financial sustainability of Ecopetrol S.A. and the Ecopetrol Business Group in the adverse context that the hydrocarbons sector experienced in previous years. This project is being assessed within the Group’s strategic plan; and when the project is reactivated, any impairment loss recognized in previous years may be subject to recovery.

18.2.3	Bioenergy

The recoverable amount of Bioenergy was calculated based on the fair value less the costs of disposal level with value hierarchy 3, which is greater than the value in continued use and corresponds to the future cash flows discounted after taxes on profit.

The assumptions used in the model to determine the recoverable amount included: a) forecast of ethanol prices based on projections made by Ecopetrol specialists based on independent third party sources; and b) a 6.2% discount rate in real terms (2016 – 6.7% in real terms) determined under the WACC methodology.

In 2017 and 2016, we recorded an impairment mainly due to updating of the dates of entry into operation of the project, the stabilization process of the industrial plant, and the updating of operational variables.

18.3	Transport and Logistics segment

In 2017, there was a recovery of an impairment for the Transportation and Logistics segment for COP$59,455, mainly in Oleoducto del Sur, which includes, among others, the Trans Andino Pipeline. The recovery was due to the inclusion of the Port of Tumaco in that generating unit.

The recovery of COP$41,062 in 2016 was caused mainly by the incorporation of flows associated with the San Fernando - Apiay system project, which affects the recoverable amount of Los Llanos transport line, but was offset by the impairment of the Sur transport line.

The recoverable amount of these assets was determined based on its fair value with costs of disposal with value hierarchy 3, which corresponds to discounted cash flows based on the hydrocarbon production curves and tariffs regulated by the Ministry of Mines and Energy and the Energy and Gas Regulating Commission - CREG. The real discount rate used in the valuation was 5.0% (2016 -4.98%).